UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number - 811-08228

The Timothy Plan
 (Exact name of registrant as specified in charter)

1055 Maitland Center Commons
Maitland, FL 32751
(Address of principal executive offices) (Zip code)

Art Ally
Timothy Partners, Ltd.
105 Maitland Center Commons
Maitland, FL 32751
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 09/30

Date of reporting period: 12/31/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44
U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments | Aggressive Growth
As of December 31, 2010 - (Unaudited)

Common Stocks - 89.99%
Number of Shares		Fair Value

	BANKS - 1.41%
3,940	Signature Bank *	$197,000
3,348	Webster Financial Corp.	65,956
		262,956

	CHEMICALS - 1.57%
1,100	Airgas, Inc.	68,706
9,717	Solutia, Inc. *	224,268
		292,974

	CONSUMER GOODS - 1.35%
1,575	Coach, Inc.	87,113
3,950	Steven Madden, Ltd. *	164,794
		251,907

	EDUCATION - 0.97%
6,295	K12, Inc. *	180,415

	FINANCIAL / INVESTMENT SERVICES - 6.13%
10,775	Cardtronics, Inc. *	190,718
11,084	Discover Financial Services	205,387
3,350	FleetCor Technologies, Inc. *	103,582
1,500	IntercontinentalExchange, Inc. *	178,725
6,497	Invesco, Ltd.	156,318
4,577	MSCI, Inc. - Class A *	178,320
2,000	T. Rowe Price Group, Inc.	129,080
		1,142,130

	HEALTHCARE - 12.80%
6,650	Accretive Health, Inc. *	108,063
5,824	American Medical Systems Holdings, Inc. *	109,841
3,150	AmericsourceBergen Corp.	107,478
33,020	Bruker Corp.*	548,132
1,150	Catalyst Health Solutions, Inc. *	53,463
5,055	Cepheid, Inc. *	115,001
5,050	ExamWorks Group, Inc. *	93,324
4,624	Express Scripts, Inc.*	249,927
4,200	Incyte Corp. Ltd. *	69,552
2,625	Medidata Solutions, Inc. *	62,685
9,375	Parexel International Corp. *	199,031
900	Quality Systems, Inc.	62,838
4,322	Sirona Dental Systems, Inc. *	180,573
2,780	SXC Health Solutions Corp. *	119,151
4,415	Varian Medical Systems, Inc. *	305,871
		2,384,930

	INDUSTRIALS / MACHINERY - 10.11%
15,725	AerCap Holdings NV *	222,037
3,025	Altra Holdings, Inc. *	60,077
5,569	Babcock & Wilcox Co. *	142,511
825	Belden, Inc.	30,377
600	Clean Harbors, Inc. *	50,448
2,388	Gardner Denver, Inc.	164,342

Schedule of Investments | Aggressive Growth

As of December 31, 2010 - (Unaudited)

Common Stocks - 89.99% (continued)
Number of Shares		Fair Value

	INDUSTRIALS / MACHINERY - 10.11% (continued)
2,466	Goodrich Corp.	$217,181
3,395	Greif, Inc. - Class A	210,150
1,325	IHS, Inc. - Class A *	106,517
5,935	Kennametal, Inc.	234,195
1,375	MSC Industrial Direct Co.	88,949
2,775	Red Hat, Inc. *	126,679
752	Regal-Beloit Corp.	50,204
5,025	Robbins & Myers, Inc.	179,795
		1,883,462

	INFORMATION TECHNOLOGY - 16.94%
3,846	Advent Software, Inc. *	222,760
8,436	Ariba, Inc. *	198,162
8,428	Brightpoint, Inc. *	73,576
3,781	Cognizant Technology Solutions Corp. - Class A *	277,109
5,375	comScore, Inc. *	119,916
5,266	Concur Technologies, Inc. *	273,463
7,675	DemandTec, Inc. *	83,197
1,206	F5 Networks, Inc. *	156,973
13,462	Gartner, Inc. *	446,938
8,175	Informatica Corp. *	359,945
5,247	iSoftstone Holdings Ltd. (ADR) *	95,338
8,745	Parametric Technology Corp. *	197,025
5,075	QLIK Technologies, Inc. *	130,986
7,165	Radiant Systems, Inc. *	140,219
1,150	SS&C Technologies Holdings, Inc. *	23,586
3,875	Syntel, Inc.	185,186
4,450	VeriFone Systems, Inc. *	171,592
		3,155,971

	INSTRUMENTS - 1.36%
1,672	Mettler-Toledo International, Inc. *	252,823

	INSURANCE - 0.62%
6,496	Assured Guaranty, Ltd.	114,979

	MISCELLANEOUS SERVICES - 7.85%
2,663	Alliance Data Systems Corp. *	189,153
3,750	Ancestry.com, Inc. *	106,200
5,200	CB Richard Ellis Group, Inc. - Class A *	106,496
2,775	Constant Contact, Inc. *	85,997
10,225	Gaylord Entertainment Co. *	367,486
6,556	GSI Commerce, Inc. *	152,099
19,980	Kforce, Inc. *	323,276
1,507	MDC Partners, Inc. - Class A	26,026
4,100	Resources Connection, Inc.	76,219
1,000	SuccessFactors, Inc. *	28,960
		1,461,912

	OIL / NATURAL GAS - 6.09%
10,875	EXCO Resources, Inc.	211,192
10,050	Kodiak Oil & Gas Corp. *	66,330
8,825	Patterson UTI Energy, Inc.	190,179
17,434	Rex Energy Corp. *	237,974
6,392	Venoco, Inc. *	117,932
2,661	Whiting Petroleum Corp. *	311,843
		1,135,450

Schedule of Investments | Aggressive Growth

As of December 31, 2010 - (Unaudited)

Common Stocks - 89.99% (continued)
Number of Shares		Fair Value

	PHARMACEUTICALS - 2.34%
1,139	Alexion Pharmaceuticals, Inc. *	$91,746
2,525	Medicis Pharmaceutical Corp. - Class A	67,645
1,825	Questcor Pharmaceutical, Inc. *	26,882
3,939	United Therapeutics Corp. *	249,024
		435,297

	RESTAURANTS - 1.68%
1,275	Cracker Barrel Old Country Store, Inc.	69,832
1,500	PF Chang's China Bistro, Inc.	72,690
9,958	Texas Roadhouse, Inc. *	170,979
		313,501

	RETAIL - 6.85%
3,047	Fossil, Inc. *	214,753
1,905	Express, Inc. *	35,814
4,010	Group 1 Automotive, Inc.	167,458
2,425	Hibbett Sports, Inc. *	89,482
3,250	Jo-Ann Stores, Inc. *	195,715
2,477	O'Reilly Automotive, Inc. *	149,660
7,775	Pier 1 Imports, Inc. *	81,637
1,000	Ross Stores, Inc.	63,250
8,175	Ulta Salon Cosmetics & Fragrance, Inc. *	277,950
		1,275,719

	SEMICONDUCTORS - 4.94%
11,563	Cypress Semiconductor Corp. *	214,841
4,250	Entropic Communications, Inc. *	51,340
11,823	Marvell Technology Group, Ltd. *	219,317
2,150	MIPS Technologies, Inc. *	32,594
5,312	Netlogic Microsystems, Inc. *	166,850
8,200	Skyworks Solutions, Inc. *	234,766
		919,708

	TELECOMMUNICATIONS - 2.78%
3,177	Aruba Networks, Inc. *	66,336
12,946	NICE Systems, Ltd. (ADR) *	451,815
		518,151

	TRANSPORTATION - 4.20%
4,482	Atlas Air Worldwide Holdings, Inc. *	250,230
2,125	CH Robinson Worldwide, Inc.	170,404
3,500	Hub Group, Inc. - Class A *	122,990
18,445	RailAmerica, Inc. *	238,863
		782,487

	Total Common Stocks (cost $13,173,965)	16,764,772

Schedule of Investments | Aggressive Growth

As of December 31, 2010 - (Unaudited)

Money Market Fund - 11.48%
Number of Shares		Fair Value

2,139,263	Fidelity Institutional Money Market Portfolio, 0.16% (A)	$2,139,263

	Total Money Market Fund (cost $2,139,263)	2,139,263

	TOTAL INVESTMENTS (cost $15,313,228) - 101.47%	$18,904,035

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.47)%	(274,386)

	NET ASSETS - 100.00%	$18,629,649

(ADR) American Depositary Receipt.
* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at December 31, 2010.

Schedule of Investments | International

As of December 31, 2010 - (Unaudited)

Common Stocks - 95.66%
Number of Shares		Fair Value

	AUTOMOTIVE - 6.19%
52,000	Fiat SpA (ADR) (B)	$1,079,000
30,000	Honda Motor Co., Ltd. (ADR)	1,185,000
12,000	Tata Motors Ltd. (ADR)	352,080
		2,616,080

	BANKS - 6.30%
30,600	Banco Bradesco SA (ADR)	620,874
30,000	DBS Group Holdings, Ltd. (ADR) (B)	1,348,200
64,000	Societe Generale (ADR) (B)	695,680
		2,664,754

	BUILDING & CONSTRUCTION - 4.20%
28,900	Desarrolladora Homex SAB de C.V. (ADR) *	977,109
28,000	Vinci SA (ADR) (B)	382,200
109,000	Wienerberger AG (ADR) (B) *	417,917
		1,777,226

	CHEMICALS - 7.30%
12,500	Agrium, Inc.	1,146,875
37,400	Henkel AG & Co. KGaA (ADR) (B)	1,939,190
		3,086,065

	CONSUMER GOODS - 5.88%
33,550	FUJIFILM Holdings Corp. (ADR) (B)	1,199,077
14,000	Kerry Group PLC (ADR) (B)	495,880
36,000	Shiseido Co, Ltd. (ADR) (B)	789,120
		2,484,077

	DIVERSIFIED OPERATIONS - 7.59%
106,000	Keppel Corp., Ltd. (ADR) (B)	1,870,900
25,000	Mitsubishi Corp. (ADR) (B)	1,338,750
		3,209,650

	ELECTRIC POWER - 4.26%
29,000	Centrica PLC (ADR) (B)	598,560
60,000	Hongkong Electric Holdings, Ltd. (ADR) (B)	375,000
12,000	International Power PLC (ADR) (B)	828,600
		1,802,160

	FINANCIAL / INVESTMENT SERVICES - 2.88%
164,000	3i Group PLC (ADR) (B)	421,743
16,300	ORIX Corp. (ADR)	794,299
		1,216,042

	HEALTHCARE - 6.19%
23,000	Fresenius Medical Care AG & Co. KGaA (ADR)	1,326,870
24,500	Smith & Nephew PLC (ADR)	1,287,475
		2,614,345

Schedule of Investments | International

As of December 31, 2010 - (Unaudited)

Common Stocks - 95.66% (continued)
Number of Shares		Fair Value

	INDUSTRIALS - 4.67%
33,000	Atlas Copco AB - Class B (ADR) (B)	$743,490
63,000	Cookson Group PLC (ADR) (B) *	649,517
23,000	Nidec Corp. (ADR)	579,370
		1,972,377

	INFORMATION TECHNOLOGY - 4.65%
10,000	AAC Acoustic Technologies Holdings, Inc. (ADR) (B)	266,927
25,000	Canon, Inc. (ADR)	1,283,500
45,000	Infineon Technologies AG (ADR) *	414,900
		1,965,327

	INSURANCE - 3.76%
27,000	Tokio Marine Holdings, Inc. (ADR) (B)	799,200
30,500	Zurich Financial Services AG (ADR) (B)	789,645
		1,588,845

	MINERALS & MINING - 8.59%
32,380	Anglo American plc (ADR) (B)	845,442
8,000	BHP Billiton PLC (ADR)	644,000
62,000	Thompson Creek Metals Co., Inc. *	912,640
40,500	Vale SA (ADR) *	1,223,910
		3,625,992

	OIL / NATURAL GAS - 8.95%
12,000	Lukoil OAO (ADR) (B)	686,640
32,780	Petroleo Brasileiro S.A. (ADR)	1,120,093
33,668	Statoil ASA (ADR)	800,288
22,000	Total S.A. (ADR)	1,176,560
		3,783,581

	RETAIL - 1.96%
40,000	William Morrison Supermarkets plc (ADR) (B)	830,400

	SERVICES - 4.34%
44,000	ABB, Ltd. (ADR) *	987,800
38,600	Focus Media Holding, Ltd. (ADR) *	846,498
		1,834,298

	TELECOMMUNICATIONS - 6.56%
22,700	America Movil SAB de C.V. - Series L (ADR)	1,301,618
62,000	Singapore Telecommunications, Ltd. (ADR) (B)	1,472,500
		2,774,118

	TELEVISION - 1.39%
25,000	CTC Media, Inc.	585,750

	Total Common Stocks (cost $33,322,202)	40,431,087

Schedule of Investments | International

As of December 31, 2010 - (Unaudited)

Money Market Fund - 4.87%
Number of Shares	Fair Value

2,058,290	Fidelity Institutional Money Market Portfolio, 0.16% (A)	$2,058,290

Total Money Market Fund (cost $2,058,290)	2,058,290

TOTAL INVESTMENTS (cost $35,380,492) - 100.53%	$42,489,377

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.53)%	(224,427)

NET ASSETS - 100.00%	$42,264,950

(ADR) American Depositary Receipt.
* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at December 31, 2010.
(B) Securities are priced using an evaluated bid provided by an independent pricing source, which is based on the Fund's Good Faith Pricing Guidelines.
Such values are approved by the Board of Trustees and are considered Level 2 securities in accordance with GAAP valuation methods.
The total value of such securities at December 31, 2010 is $20,863,578, which represents 49% of net assets.

Diversification of Assets
Country	Percentage of Net Assets
Austria	0.98%
Brazil	7.01%
Canada	4.87%
China	2.63%
France	5.33%
Germany	8.71%
Hong Kong	0.89%
India	0.83%
Ireland	1.17%
Italy	2.55%
Japan	18.88%
Mexico	5.39%
Norway	1.89%
Russia	3.01%
Singapore	11.10%
Sweden	1.76%
Switzerland	4.21%
United Kingdom	14.45%
Total	95.66%
Money Market Funds	4.87%
Liabilities in Excess of Other Assets	-0.53%
Grand Total	100.00%

Schedule of Investments | Large/Mid Cap Growth
As of December 31, 2010 - (Unaudited)

Common Stocks - 96.34%
Number of Shares		Fair Value

	BANKS - 1.71%
25,000	BB&T Corp.	$657,250
6,347	Webster Financial Corp.	125,036
		782,286
	CHEMICALS - 0.42%
3,100	Airgas, Inc.	193,626

	CONSUMER GOODS - 2.21%
3,275	Coach, Inc.	181,140
14,480	Emerson Electric Co.	827,822
		1,008,962

	FINANCIAL / INVESTMENT SERVICES - 13.58%
6,800	Affliiated Managers Group, Inc. *	674,696
41,775	Discover Financial Services	774,091
8,475	FleetCor Technologies, Inc. *	262,047
5,275	IntercontinentalExchange, Inc. *	628,516
61,930	Invesco, Ltd.	1,490,036
17,800	MSCI, Inc. - Class A *	693,488
16,050	SEI Investments Co.	381,830
20,225	T. Rowe Price Group, Inc.	1,305,322
		6,210,026

	HEALTHCARE - 16.73%
40,010	AmerisourceBergen Corp.	1,365,141
60,720	Bruker Corp. *	1,007,952
6,870	C.R. Bard, Inc.	630,460
7,110	DaVita, Inc. *	494,074
14,160	Express Scripts, Inc. *	765,348
15,900	Medco Health Solutions, Inc. *	974,193
12,570	Patterson Cos., Inc.	385,019
15,040	St. Jude Medical, Inc. *	642,960
9,270	Sirona Dental Systems, Inc. *	387,301
14,350	Varian Medical Systems, Inc. *	994,168
		7,646,616

	INDUSTRIALS / MACHINERY - 12.51%
20,422	Babcock & Wilcox Co. *	522,599
6,600	Chicago Bridge & Iron Co. *	217,140
5,200	Danaher Corp.	245,284
7,725	Gardner Denver, Inc.	531,634
9,525	Goodrich Corp.	838,867
11,839	Greif, Inc. - Class A	732,834
3,125	IHS, Inc. - Class A *	251,219
22,350	Johnson Controls, Inc.	853,770
21,400	Kennametal, Inc.	844,444
5,275	MSC Industrial Direct Co.	341,240
4,200	Red Hat, Inc. *	191,730
2,250	Regal-Beloit Corp.	150,210
		5,720,971

Schedule of Investments | Large/Mid Cap Growth
As of December 31, 2010 - (Unaudited)

Common Stocks - 96.34% (Continued)
Number of Shares		Fair Value

	INFORMATION TECHNOLOGY - 10.77%
10,700	Cognizant Technology Solutions Corp. - Class A *	$784,203
12,750	Concur Technologies, Inc. *	662,107
4,045	F5 Networks, Inc. *	526,497
10,000	FLIR Systems, Inc. *	297,500
25,043	Gartner, Inc. *	831,428
14,946	Informatica Corp. *	658,072
29,000	Jabil Circuit, Inc.	582,610
11,025	QLIK Technologies, Inc. *	284,555
4,450	SS&C Technologies Holdings, Inc. *	91,270
5,350	VeriFone Systems, Inc. *	206,296
		4,924,538

	INSTRUMENTS - 3.37%
5,445	Mettler-Toledo International, Inc. *	823,338
13,000	Thermo Fisher Scientific, Inc. *	719,680
		1,543,018

	INSURANCE - 0.82%
21,096	Assured Guaranty, Ltd	373,399

	MISCELLANEOUS SERVICES - 6.92%
8,760	Alliance Data Systems Corp. *	622,223
5,330	Aptargroup, Inc.	253,548
14,675	CB Richard Ellis Group, Inc. - Class A *	300,544
11,925	Gaylord Entertainment Co. *	428,584
50,490	Paychex, Inc.	1,560,646
		3,165,545

	OIL & NATURAL GAS - 15.19%
9,150	Cameron International Corp. *	464,179
41,500	EXCO Resources, Inc.	805,930
26,170	Exxon Mobil Corp.	1,913,550
11,350	Occidental Petroleum Corp.	1,113,435
18,600	Patterson UTI Energy, Inc.	400,830
30,870	Statoil ASA (ADR)	733,780
9,740	Ultra Petroleum Corp. *	465,280
8,940	Whiting Petroleum Corp. *	1,047,679
		6,944,663

	PHARMACEUTICALS - 1.53%
2,070	Alexion Pharmaceuticals, Inc. *	166,738
8,395	United Therapeutics Corp. *	530,732
		697,470

	RETAIL - 2.57%
8,339	O'Reilly Automotive, Inc. *	503,842
3,050	Ross Stores, Inc.	192,913
14,045	Ulta Salon Cosmetics & Fragrance, Inc. *	477,530
		1,174,285

Schedule of Investments | Large/Mid Cap Growth
As of December 31, 2010 - (Unaudited)

Common Stocks - 96.34% (Continued)
Number of Shares		Fair Value

	SEMICONDUCTORS - 3.04%
33,700	Marvell Technology Group, Ltd. *	$625,135
26,760	Skyworks Solutions, Inc. *	766,139
		1,391,274

	TELECOMMUNICATIONS - 3.41%
10,000	L-3 Communications Holdings, Inc.	704,900
24,525	NICE Systems, Ltd. (ADR) *	855,922
		1,560,822

	TRANSPORTATION - 1.56%
8,900	CH Robinson Worldwide, Inc.	713,691

	Total Common Stocks (cost $36,557,086)	44,051,192

Money Market Fund - 4.97%
Number of Shares		Fair Value

2,273,200	Fidelity Institutional Money Market Portfolio, 0.16% (A)	2,273,200

	Total Money Market Fund (cost $2,273,200)	2,273,200

	TOTAL INVESTMENTS (cost $38,830,286) - 101.31%	$46,324,392

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.31)%	(601,183)

	NET ASSETS - 100.00%	$45,723,209

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at December 31, 2010.

Schedule of Investments | Small Cap Value
As of December 31, 2010 - (Unaudited)

Common Stocks - 89.88%
Number of Shares		Fair Value

	AEROSPACE EQUIPMENT - 5.40%
8,900	Esterline Technologies Corp. *	$610,451
29,500	Moog, Inc. - Class A *	1,174,100
26,300	Teledyne Technologies, Inc. *	1,156,411
		2,940,962

	BANKS - 13.52%
13,908	Bancfirst Corp.	572,870
38,833	Center Financial Corp. *	294,354
25,274	Chemical Financial Corp.	559,819
2,902	First Citizens BancShares, Inc. - Class A	548,623
63,200	First Financial Bancorp	1,167,936
62,900	FirstMerit Corp.	1,244,791
29,692	Nara Bancorp, Inc. *	292,615
8,073	Suffolk Bancorp	199,242
61,726	Texas Capital Bancshares, Inc. *	1,312,912
28,100	UMB Financial Corp.	1,163,902
		7,357,064

	CHEMICALS - 2.34%
34,759	Sensient Technologies Corp.	1,276,698

	CONSTRUCTION - 4.22%
36,400	Astec Industries, Inc. *	1,179,724
32,417	Layne Christensen Co. *	1,115,793
		2,295,517

	CONSUMER GOODS - 2.27%
38,800	Wolverine World Wide, Inc.	1,236,944

	ELECTRIC POWER - 6.12%
51,200	Avista Corp.	1,153,024
33,400	Cleco Corp.	1,027,384
39,900	NorthWestern Corp.	1,150,317
		3,330,725

	FINANCIAL & INVESTMENT SERVICES - 4.50%
90,817	Calamos Asset Management, Inc. - Class A	1,271,438
85,400	Knight Capital Group, Inc. - Class A *	1,177,666
		2,449,104

	HEALTHCARE - 2.89%
79,528	CryoLife, Inc. *	431,042
39,331	Natus Medical, Inc. *	557,714
20,180	Orthofix International NV *	585,220
		1,573,976

	INDUSTRIALS - 12.29%
41,483	AAON, Inc.	1,170,235
30,497	A.O. Smith Corp.	1,161,326
29,300	Kaydon Corp.	1,193,096
11,200	Lennox International, Inc.	529,648
48,187	Twin Disc, Inc.	1,438,864
22,600	Wabtec Corp.	1,195,314
		6,688,483

Schedule of Investments | Small Cap Value
As of December 31, 2010 - (Unaudited)

Common Stocks - 89.88% (Continued)
Number of Shares		Fair Value

	INFORMATION TECHNOLOGY - 9.19%
30,791	Benchmark Electronics, Inc.*	$559,165
26,400	ManTech International Corp. - Class A *	1,091,112
40,900	Quest Software, Inc. *	1,134,566
62,400	STEC, Inc. *	1,101,360
35,800	SYNNEX Corp. *	1,116,960
		5,003,163

	INSURANCE - 2.10%
18,479	Infinity Property & Casualty Corp.	1,142,002

	MISCELLANEOUS SERVICES - 3.71%
21,200	Complete Production Services, Inc. *	626,460
59,366	Matrix Service, Co. *	723,078
20,800	Rent-A-Center, Inc.	671,424
		2,020,962

	OIL & NATURAL GAS - 6.13%
13,800	Approach Resources, Inc. *	318,780
27,761	Georesources, Inc. *	616,572
28,007	Gulfport Energy Corp. *	606,351
27,850	Petroleum Development Corp. *	1,175,548
45,600	Rex Energy Corp. *	622,440
		3,339,691

	RESTAURANTS - 2.17%
42,700	Papa Johns International, Inc. *	1,182,790

	RETAIL - 4.32%
12,200	BJ's Wholesale Club, Inc. *	584,380
9,800	Jo-Ann Stores, Inc. *	590,156
69,597	Spartan Stores, Inc.	1,179,669
		2,354,205

	SEMICONDUCTORS - 3.16%
56,400	MKS Instruments, Inc. *	1,381,236
7,900	Veeco Instruments, Inc. *	339,384
		1,720,620

	TRANSPORTATION - 5.55%
24,100	Genesee & Wyoming, Inc. - Class A *	1,276,095
28,164	Landstar System, Inc.	1,153,034
35,781	Saia Inc. *	593,607
		3,022,736

	Total Common Stocks (cost $40,532,354)	48,935,642

REITs - 6.22%
Number of Shares		Fair Value

223,000	DCT Industrial Trust, Inc.	1,184,130
21,000	Equity Lifestyle Properties, Inc.	1,174,530
48,700	Healthcare Realty Trust, Inc.	1,030,979

	Total REITs (cost $3,291,533)	3,389,639

Schedule of Investments | Small Cap Value
As of December 31, 2010 - (Unaudited)

Money Market Fund - 4.99%
Number of Shares		Fair Value

2,719,152	Fidelity Institutional Money Market Portfolio, 0.16% (A)	$2,719,152

	Total Money Market Fund (cost $2,719,152)	2,719,152

	TOTAL INVESTMENTS (cost $46,543,039) - 101.09%	$55,044,433

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.09)%	(591,624)

	NET ASSETS - 100.00%	$54,452,809

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at December 31, 2010.

Schedule of Investments | Large/Mid Cap Value
As of December 31, 2010 - (Unaudited)

Common Stocks - 89.86%
Number of Shares		Fair Value

	BANKS - 1.85%
72,000	BB&T Corp.	$1,892,880

	CONSUMER GOODS - 12.02%
46,900	BorgWarner, Inc. *	3,393,684
56,900	Dr Pepper Snapple Group, Inc.	2,000,604
48,800	Emerson Electric Co.	2,789,896
33,400	JM Smucker Co./The	2,192,710
66,800	Sysco Corp.	1,963,920
		12,340,814

	ELECTRIC POWER - 5.91%
57,800	American Electric Power Co., Inc.	2,079,644
47,000	Dominion Resources, Inc.	2,007,840
53,300	FirstEnergy Corp.	1,973,166
		6,060,650

	FINANCIAL & INVESTMENT SERVICES - 8.23%
10,900	BlackRock, Inc.	2,077,322
57,800	Eaton Vance Corp.	1,747,294
17,100	Franklin Resources, Inc.	1,901,691
112,600	Invesco, Ltd.	2,709,156
		8,435,463

	HEALTHCARE - 10.15%
79,700	CareFusion Corp. *	2,048,290
56,600	Covidien PLC	2,584,356
22,800	CR Bard, Inc.	2,092,356
28,800	DENTSPLY International, Inc.	984,096
38,300	McKesson Corp.	2,695,554
		10,404,652

	INDUSTRIALS - 2.06%
15,200	Precision Castparts Corp.	2,115,992

	INFORMATION TECHNOLOGY - 2.64%
110,600	CA, Inc.	2,703,064

Schedule of Investments | Large/Mid Cap Value
As of December 31, 2010 - (Unaudited)

Common Stocks - 89.86% (Continued)
Number of Shares		Fair Value

	INSURANCE - 8.70%
37,700	ACE, Ltd.	$2,346,825
25,400	Arch Capital Group, Ltd. *	2,236,470
63,000	Axis Capital Holdings, Ltd.	2,260,440
60,100	Willis Group Holdings, PLC	2,081,263
		8,924,998

	MACHINERY - 5.33%
34,000	Deere & Co.	2,823,700
22,200	Flowserve Corp.	2,646,684
		5,470,384

	OIL & NATURAL GAS - 22.69%
34,100	Anadarko Petroleum Corp.	2,597,056
18,400	Apache Corp.	2,193,832
18,600	ConocoPhillips	1,266,660
7,300	Devon Energy Corp.	573,123
45,200	EQT Corp.	2,026,768
52,300	Exxon Mobil Corp.	3,824,176
60,700	Marathon Oil Corp.	2,247,721
34,700	Murphy Oil Corp.	2,586,885
46,300	National Oilwell Varco, Inc.	3,113,675
29,000	Occidental Petroleum Corp.	2,844,900
		23,274,796

	RETAIL - 7.34%
40,100	Advance Auto Parts, Inc.	2,652,615
33,500	Costco Wholesale Corp.	2,419,035
29,300	Sherwin-Williams Co./The	2,453,875
		7,525,525

	TRANSPORTATION - 2.94%
32,500	Union Pacific Corp.	3,011,450

	Total Common Stocks (cost $72,329,326)	92,160,668

Master Limited Partnerships - 2.07%
Number of Shares		Fair Value

53,700	Lazard, Ltd. - Class A	2,120,613

	Total Master Limited Partnerships (cost $2,107,162)	2,120,613

REITs - 4.52%
Number of Shares		Fair Value

61,400	HCP, Inc.	2,258,906
23,400	Public Storage	2,373,228

	Total REITs (cost $3,613,173)	4,632,134

Schedule of Investments | Large/Mid Cap Value
As of December 31, 2010 - (Unaudited)

Money Market Fund - 3.90%
Number of Shares		Fair Value

4,002,555	Fidelity Institutional Money Market Portfolio, 0.16% (A)	$4,002,555

	Total Money Market Fund (cost $4,002,555)	4,002,555

	TOTAL INVESTMENTS (cost $82,052,216) - 100.35%	$102,915,970

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.35)%	(357,979)

	NET ASSETS - 100.00%	$102,557,991

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at December 31, 2010.

Schedule of Investments | Fixed Income
As of December 31, 2010 - (Unaudited)

Bonds and Notes - 96.64%
Par Value		Fair Value

	ASSET-BACKED SECURITIES - 0.45%
$147,189	John Deere Owner Trust, 2.59%, 10/15/2013	$148,632
145,000	John Deere Owner Trust, 3.96%, 05/16/2016	151,088

	Total Asset-Backed Securities (cost $292,721)	299,720

	CORPORATE BONDS - 27.10%
500,000	America Movil SAB de C.V., 5.00%, 03/30/2020	522,224
1,000,000	Cameron International Corp., 6.375%, 07/15/2018	1,110,747
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	861,876
750,000	ConocoPhillips, 4.60%, 01/15/2015	818,212
500,000	Covidien International Finance SA, 5.45%, 10/15/2012	539,165
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	1,021,065
350,000	Energy Transfer Partners LP, 6.70%, 07/01/2018	397,658
500,000	Enterprise Products Operating, LLC, 6.125%, 10/15/2039	522,197
900,000	ERP Operating LP, 5.125%, 03/15/2016	972,078
500,000	Express Scripts, Inc., 5.25%, 06/15/2012	527,912
500,000	Johnson Controls, Inc., 5.00%, 03/30/2020	532,095
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	814,442
500,000	L-3 Communications, Corp., 5.20%, 10/15/2019	509,201
750,000	Marathon Oil Corp., 6.00%, 10/01/2017	853,018
1,000,000	NASDAQ OMX Group, Inc./The, 4.00%, 01/15/2015	1,018,774
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	823,144
500,000	Oneok, Inc., 5.20%, 06/15/2015	538,835
300,000	Protective Life Secured Trusts, 5.75%, 01/15/2019	300,333
750,000	PSI Energy, Inc., 6.05%, 06/15/2016	853,760
750,000	Simon Property Group LP, 5.75%, 12/01/2015	834,140
500,000	Transocean, Inc., 6.00%, 03/15/2018	525,913
1,000,000	Tyco Electronics Group SA, 6.00%, 10/01/2012	1,075,615
500,000	Valero Energy Corp., 6.625%, 06/15/2037	509,408
750,000	Weatherford International, Ltd., 4.95%, 10/15/2013	799,805
750,000	Willis North America, Inc., 6.20%, 03/28/2017	771,656

	Total Corporate Bonds (cost $16,817,612)	18,053,273

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 69.09%
	Government Notes & Bonds - 31.81%
1,500,000	Federal Farm Credit Bank, 4.875%, 01/17/2017	1,682,710
2,500,000	Federal Farm Credit Bank, 5.125%, 08/25/2016	2,851,872
2,000,000	Federal Home Loan Bank, 5.00%, 11/17/2017	2,270,832
1,500,000	Federal Home Loan Bank, 5.50%, 08/13/2014	1,717,332
1,055,000	U.S. Treasury Bond, 1.25%, 10/31/2015	1,021,207
2,000,000	U.S. Treasury Bond, 3.125%, 05/15/2019	2,021,406
1,500,000	U.S. Treasury Bond, 4.375%, 05/15/2040	1,507,494
1,000,000	U.S. Treasury Bond, 5.00%, 05/15/2037	1,115,938
2,500,000	U.S. Treasury Note, 3.50%, 05/15/2020	2,561,343
2,000,000	U.S. Treasury Note, 3.875%, 05/15/2018	2,152,188
2,050,000	U.S. Treasury Note, 4.75%, 05/15/2014	2,290,076

	Total Government Notes & Bonds (cost $21,110,462)	21,192,398

Schedule of Investments | Fixed Income
As of December 31, 2010 - (Unaudited)

Bonds and Notes - 96.64% (continued)
Par Value		Fair Value

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 69.09% (continued)
	Government Mortgage-Backed Securities - 30.24%
$115,319	GNMA Pool 3584, 6.00%, 07/20/2034	$126,941
259,345	GNMA Pool 3612, 6.50%, 09/20/2034	293,009
798,522	GNMA Pool 3625, 6.00%, 10/20/2034	881,948
340,135	GNMA Pool 3637, 5.50%, 11/20/2034	367,968
530,134	GNMA Pool 3665, 5.50%, 01/20/2035	573,417
268,445	GNMA Pool 3679, 6.00%, 02/20/2035	296,029
684,116	GNMA Pool 3711, 5.50%, 05/20/2035	739,971
658,772	GNMA Pool 3865, 6.00%, 06/20/2036	724,499
476,417	GNMA Pool 3910, 6.00%, 10/20/2036	523,950
876,850	GNMA Pool 3939, 5.00%, 01/20/2037	933,117
994,446	GNMA Pool 4058, 5.00%, 12/20/2037	1,058,259
1,114,298	GNMA Pool 4072, 5.50%, 01/20/2038	1,200,625
2,721,789	GNMA Pool 4520, 5.00%, 08/20/2039	2,896,130
1,673,450	GNMA Pool 4541, 5.00%, 09/20/2039	1,780,641
42,613	GNMA Pool 585163, 5.00%, 02/15/2018	45,689
42,424	GNMA Pool 585180, 5.00%, 02/15/2018	45,486
34,581	GNMA Pool 592492, 5.00%, 03/15/2018	37,077
35,851	GNMA Pool 599821, 5.00%, 01/15/2018	38,439
557,531	GNMA Pool 604182, 5.50%, 04/15/2033	605,790
325,107	GNMA Pool 663776, 6.50%, 01/15/2037	366,768
4,183,405	GNMA Pool 701961, 4.50%, 06/15/2039	4,350,277
2,002,908	GNMA Pool 717072, 5.00%, 05/15/2039	2,131,108
114,446	GNMA Pool 781694, 6.00%, 12/15/2031	126,378

	Total Government Mortgage-Backed Securities (cost $19,330,426)	20,143,516

	Treasury Inflation Protection Securities - 7.04%
2,663,145	TIPS, 2.00%, 01/15/2014	2,861,632
1,624,410	TIPS, 2.50%, 07/15/2016	1,825,177

	Total Treasury Inflation Protection Securities (cost $4,331,336)	4,686,809

	Total U.S. Government & Agency Obligations (cost $44,772,224)	46,022,723

	Total Bonds and Notes (cost $61,882,557)	64,375,716

Money Market Fund - 2.39%
Number of Shares		Fair Value

1,594,526	Fidelity Institutional Money Market Portfolio, 0.16% (A)	1,594,526

	Total Money Market Fund (cost $1,594,526)	1,594,526

	TOTAL INVESTMENTS (cost $63,477,083) - 99.03%	$65,970,242

	OTHER ASSETS LESS LIABILITIES - 0.97%	647,570

	NET ASSETS - 100.00%	$66,617,812

(A) Variable rate security; the rate shown represents the yield at December 31, 2010.

Schedule of Investments | High Yield Bond
As of December 31, 2010 - (Unaudited)

Bonds and Notes - 92.22%
Par Value		Fair Value

	CONVERTIBLE CORPORATE BONDS - 1.88%
$500,000	Hornbeck Offshore Services, Inc., 1.625%, 11/15/2026 (B)	$458,125

	Total Convertible Corporate Bonds (cost $377,500)	458,125

	CORPORATE BONDS - 90.34%
250,000	Actuant Corp., 6.875%, 06/15/2017	256,875
500,000	Arch Coal, Inc., 8.75%, 08/01/2016	547,500
500,000	Ashtead Holdings PLC, 8.625%, 08/01/2015 (A)	520,625
500,000	Atlas Pipeline Partners LP, 8.125%, 12/15/2015	517,500
500,000	Berry Petroleum Co., 8.25%, 11/01/2016	523,750
500,000	Calfrac Holdings LP, 7.50%, 12/01/2020 (A)	507,500
500,000	Cemex Finance LLC, 9.50%, 12/14/2016 (A)	518,125
500,000	Cloud Peak Energy Resources LLC, 8.50%, 12/15/2019	550,000
500,000	Comstock Resources, Inc., 8.375%, 10/15/2017	503,750
100,000	Concho Resources, Inc., 8.625%, 10/01/2017	109,500
250,000	Continental Resources, Inc., 7.125%, 04/01/2021 (A)	263,750
500,000	Copano Energy Finance Corp., 7.75%, 06/01/2018	512,500
500,000	Covanta Holding Corp., 7.25%, 12/01/2020	509,389
500,000	Crosstex Energy LP, 8.875%, 02/15/2018	538,125
500,000	Crum & Forster Holdings Corp., 7.75%, 05/01/2017	522,500
500,000	Duquesne Light Holdings, Inc., 6.40%, 09/15/2010 (A)	497,164
99,000	Energy Future Holdings Corp., 10.875%, 11/01/2017	69,300
256,000	Energy Future Intermediate Holding Co., LLC, 10.00%, 12/01/2020	265,286
500,000	Energy Transfer Equity LP, 7.50%, 10/15/2020	517,500
500,000	FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/2015 (A)	515,000
500,000	Forest Oil Corp., 7.25%, 06/15/2019	510,000
500,000	Frac Tech Services LLC, 7.125%, 11/15/2018 (A)	508,750
500,000	Genesis Energy LP, 7.875%, 12/15/2018 (A)	498,750
500,000	Goodyear Tire & Rubber Co., 10.50%, 05/15/2016	572,500
500,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/2016 (A)	516,250
500,000	Intergen NV, 9.00%, 06/30/2017 (A)	532,500
130,000	Kansas City Southern Railway, 13.00%, 12/15/2013	155,350
450,000	Lyondell Chemical Co., 8.00%, 11/01/2017 (A)	498,938
250,000	MarkWest Energy Partners L.P., 6.75%, 11/01/2020	251,250
500,000	MedAssets, Inc., 8.00%, 11/15/2018 (A)	505,000
500,000	MetroPCS Wireless, Inc., 7.875%, 09/01/2018	521,250
500,000	Navios Maritime Holdings, Inc., 8.875%, 11/01/2017 (A)	543,750
500,000	Navistar International Corp., 8.25%, 11/01/2021	540,000
500,000	Nova Chemicals Corp., 8.625%, 11/01/2019	548,750
500,000	NRG Energy, Inc., 7.375%, 01/15/2017	516,250
500,000	Omnicare, Inc., 7.75%, 06/01/2020	517,500
500,000	PolyOne Corp., 7.375%, 09/15/2020	519,375
250,000	Polypore International, Inc., 7.50%, 11/15/2017 (A)	256,250
250,000	Pride International, Inc., 6.875%, 08/15/2020	260,625
500,000	Sanmina-SCI Corp., 8.125%, 03/01/2016	507,500
500,000	Sealy Mattress Co., 8.25%, 06/15/2014	513,750
500,000	Swift Energy Co., 7.125%, 06/01/2017	503,750
150,000	Targa Resources Partners LP, 7.875%, 10/15/2018 (A)	158,250
410,000	Tesoro Corp., 9.75%, 06/01/2019	456,125
250,000	Texas Industries, Inc., 9.25%, 08/15/2020 (A)	266,875

Schedule of Investments | High Yield Bond
As of December 31, 2010 - (Unaudited)

Bonds and Notes - 92.22% (continued)
Par Value		Fair Value

	CORPORATE BONDS - 90.34% (continued)
$500,000	United Rentals North America, Inc., 9.25%, 12/15/2019	$558,750
500,000	United States Steel Corp., 6.05%, 06/01/2017	495,625
500,000	USG Corp., 9.50%, 01/15/2018	487,500
500,000	W & T Offshore, Inc., 8.25%, 06/15/2014 (A)	488,750

	Total Corporate Bonds (cost $20,931,124)	21,975,552

Money Market Fund - 9.15%
Number of Shares		Fair Value

2,225,439	Fidelity Institutional Money Market Portfolio, 0.16% (B)	2,225,439

	Total Money Market Fund (cost $2,225,439)	2,225,439

	TOTAL INVESTMENTS (cost $23,534,063) - 101.37%	$24,659,116

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.37)%	(334,460)

	NET ASSETS - 100.00%	$24,324,656

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B) Variable rate security; the rate shown represents either the rate or the yield at December 31, 2010.

Schedule of Investments | Defensive Strategies
As of December 31, 2010 - (Unaudited)

REITs - 19.81%
Number of Shares		Fair Value

2,600	Acadia Realty Trust	47,424
1,900	Alexandria Real Estate Equities, Inc.	139,194
3,200	AMB Property Corp.	101,472
4,700	Apartment Investment & Management Co. - Class A	121,448
3,900	Ashford Hospitality Trust, Inc. *	37,596
1,350	AvalonBay Communities, Inc.	151,943
3,300	Boston Properties, Inc.	284,130
2,800	BRE Properties, Inc.	121,800
3,500	Camden Property Trust	188,930
1,300	CBL & Associates Properties, Inc.	22,750
4,100	Colonial Properties Trust	74,005
8,000	DiamondRock Hospitality Co. *	96,000
2,200	Digital Realty Trust, Inc.	113,388
3,900	Douglas Emmett, Inc.	64,740
2,300	DuPont Fabros Technology, Inc.	48,921
2,300	Entertainment Properties Trust	106,375
1,000	Equity Lifestyle Properties, Inc.	55,930
7,500	Equity Residential	389,625
1,350	Essex Property Trust, Inc.	154,197
2,700	Extra Space Storage, Inc.	46,980
1,400	Federal Realty Investment Trust	109,102
3,800	FelCor Lodging Trust, Inc. *	26,752
2,500	First Potomac Realty Trust	42,050
5,900	General Growth Properties, Inc. *	91,332
7,600	HCP, Inc.	279,604
2,800	Health Care Realty Trust, Inc.	133,392
2,400	Kilroy Realty Corp.	87,528
10,300	Kimco Realty Corp.	185,812
6,600	Lexington Realty Trust	52,470
4,200	Liberty Property Trust	134,064
4,663	Macerich Co./The	220,886
2,100	National Retail Properties, Inc.	55,650
2,100	Nationwide Health Properties, Inc.	76,398
3,800	Omega Healthcare Investors, Inc.	85,272
2,600	Plum Creek Timber Co., Inc.	97,370
11,600	ProLogis	167,504
700	PS Business Parks, Inc.	39,004
3,300	Public Storage	334,686
1,400	Ramco-Gershenson Properties Trust	17,430
2,100	Rayonier, Inc.	110,292
2,600	Regency Centers Corp.	109,824
6,629	Simon Property Group, Inc.	659,519
3,250	SL Green Realty Corp.	219,408
7,000	Strategic Hotels & Resorts, Inc. *	37,030
2,000	Tanger Factory Outlet Centers	102,380
800	Taubman Centers, Inc.	40,384
3,800	UDR, Inc.	89,376
3,500	Ventas, Inc.	183,680

Schedule of Investments | Defensive Strategies
As of December 31, 2010 - (Unaudited)

REITs - 19.81% (Continued)
Number of Shares		Fair Value

4,416	Vornado Realty Trust	$367,985
2,100	Washington Real Estate Investment Trust	65,079
4,200	Weingarten Realty Investors	99,792

	Total REITs (cost $5,803,490)	6,687,903

Exchange Traded Funds - 32.67%
Number of Shares		Fair Value

22,300	iShares Silver Trust *	673,014
1,700	iShares Dow Jones US Real Estate Index Fund	95,132
106,700	PowerShares DB Agriculture Fund *	3,451,745
31,300	PowerShares DB Base Metals Fund *	764,659
112,000	PowerShares DB Commodity Index Tracking Fund *	3,085,600
25,100	PowerShares DB Energy Fund *	674,688
16,500	SPDR Gold Shares *	2,288,880

	Total Exchange-Traded Funds (cost $9,115,242)	11,033,718

Bonds and Notes - 39.87%
Par Value		Fair Value

	TREASURY INFLATION PROTECTION SECURITIES
$501,415	TIPS, 1.25%, 07/15/2020	514,107
372,245	TIPS, 1.625%, 01/15/2015	397,401
678,561	TIPS, 1.625%, 01/15/2018	726,961
758,956	TIPS, 1.875%, 07/15/2015	823,112
946,896	TIPS, 2.00%, 01/15/2014	1,017,469
1,218,252	TIPS, 2.00%, 07/15/2014	1,318,091
1,151,486	TIPS, 2.00%, 01/15/2016	1,255,299
1,273,300	TIPS, 2.125%, 01/15/2019	1,410,777
1,334,276	TIPS, 2.375%, 01/15/2025	1,488,135
1,680,960	TIPS, 2.375%, 01/15/2017	1,875,320
509,320	TIPS, 2.50%, 01/15/2029	579,511
608,180	TIPS, 3.00%, 07/15/2012	646,477
676,090	TIPS, 3.625%, 04/15/2028	874,850
399,108	TIPS, 3.875%, 04/15/2029	536,520

	Total Treasury Inflation Protection Securities (cost $12,951,726)	13,464,030

Schedule of Investments | Defensive Strategies
As of December 31, 2010 - (Unaudited)

Money Market Fund - 7.60%
Number of Shares		Fair Value

2,568,108	Fidelity Institutional Money Market Portfolio, 0.16% (A)	2,568,108

	Total Money Market Fund (cost $2,568,108)	2,568,108

	TOTAL INVESTMENTS (cost $30,438,566) - 99.95%	$33,753,759

	OTHER ASSETS LESS LIABILITIES - 0.05%	15,998

	NET ASSETS - 100.00%	$33,769,757

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at December 31, 2010.

Schedule of Investments | Money Market
As of December 31, 2010 - (Unaudited)

Short Term Investments - 100.03%
Par Value		Fair Value

	Asset-Backed Securities - 3.76%
$466,783	CNH Equipment Trust, 0.42677%, 12/09/2011	$466,783

	Total Asset-Backed Securities (amortized cost $466,783)	466,783

	Money Market Fund - 11.60%
1,439,144	Fidelity Institutional Money Market Portfolio, 0.16% (B)	1,439,144

	Total Money Market Fund (cost $1,439,144)	1,439,144

	U.S. Government & Government Agencies (A) - 84.67%
3,000,000	U.S. Treasury Bill, 0.02%, 01/06/2011	2,999,957
1,500,000	U.S. Treasury Bill, 0.03%, 01/13/2011	1,499,937
1,500,000	U.S. Treasury Bill, 0.09%, 01/20/2011	1,499,945
1,500,000	U.S. Treasury Bill, 0.06%, 01/27/2011	1,499,901
1,500,000	U.S. Treasury Bill, 0.08%, 02/03/2011	1,499,855
1,500,000	U.S. Treasury Bill, 0.09%, 02/10/2011	1,499,900

	Total U.S. Government Agencies (amortized cost $10,499,495)	10,499,495

	TOTAL INVESTMENTS (cost $12,405,422) - 100.03%	$12,405,422

	LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (0.03)%	(3,247)

	TOTAL NET ASSETS - 100.00%	$12,402,175

(A) Discount note; the rate shown represents the yield at December 31, 2010.
(B) Variable rate security; the rate shown represents the yield at December 31, 2010.

Schedule of Investments | Strategic Growth
As of December 31, 2010 - (Unaudited)

Mutual Funds (A) - 100.01%
Number of Shares		Fair Value

583,383	Timothy Plan Aggressive Growth Fund*	$3,611,145
433,678	Timothy Plan Defensive Strategies Fund	4,870,202
525,951	Timothy Plan High Yield Bond Fund	4,838,752
1,461,357	Timothy Plan International Fund	12,173,105
1,423,060	Timothy Plan Large/Mid Cap Growth Fund*	9,648,346
728,711	Timothy Plan Large/Mid Cap Value Fund	9,669,990
272,593	Timothy Plan Small Cap Value Fund*	3,609,129

	Total Mutual Funds (cost $48,070,104)	48,420,669

	TOTAL INVESTMENTS (cost $48,070,104) - 100.01%	$48,420,669

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01)%	(2,552)

	TOTAL NET ASSETS - 100.00%	$48,418,117

* Non-income producing securities
(A) Affiliated Funds - Class A.

Schedule of Investments | Conservative Growth
As of December 31, 2010 - (Unaudited)

Mutual Funds (A) - 100.01%
Number of Shares		Fair Value

233,492	Timothy Plan Aggressive Growth Fund*	$1,445,316
650,734	Timothy Plan Defensive Strategies Fund	7,307,747
1,410,022	Timothy Plan Fixed Income Fund	14,579,627
526,216	Timothy Plan High Yield Bond Fund	4,841,190
584,698	Timothy Plan International Fund	4,870,530
854,318	Timothy Plan Large/Mid Cap Growth Fund*	5,792,277
546,818	Timothy Plan Large/Mid Cap Value Fund	7,256,277
181,841	Timothy Plan Small Cap Value Fund*	2,407,574

	Total Mutual Funds (cost $44,869,370)	48,500,538

	TOTAL INVESTMENTS (cost $44,869,370) - 100.01%	$48,500,538

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01)%	(5,246)

	NET ASSETS - 100.00%	$48,495,292

* Non-income producing securities
(A) Affiliated Funds - Class A.

Notes to the Schedule of Investments
December 31, 2010 – (Unaudited)

Timothy Plan Family of Funds

           Note 1 | Unrealized Appreciation (Depreciation)
           At December 31, 2010, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

				Net Appreciation
Funds	Cost	Appreciation	(Depreciation)	(Depreciation)
Aggressive Growth Fund	$15,313,228	$3,626,743	$(35,936)	$3,590,807
International Fund	$35,380,492	$7,884,948	$(776,063)	$7,108,885
Large/Mid Cap Growth Fund	$38,830,286	$8,163,768	$(669,662)	$7,494,106
Small Cap Value Fund	$46,543,039	$8,823,923	$(322,529)	$8,501,394
Large/Mid Cap Value Fund	$82,052,216	$21,982,305	$(1,118,551)	$20,863,754
Fixed Income Fund	$63,477,083	$3,003,337	$(510,178)	$2,493,159
High Yield Bond Fund	$23,534,063	$1,177,102	$(52,049)	$1,125,053
Defensive Strategies Fund	$30,438,566	$3,337,942	$(22,749)	$3,315,193
Money Market Fund	$12,405,422	$-	$-	$-
Strategic Growth Fund	$48,070,104	$1,403,816	$(1,053,251)	$350,565
Conservative Growth Fund	$44,869,370	$3,631,168	$-	$3,631,168

Note 2 | Security Valuation and Fair Value Measurements
Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, and ETFs are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, when the market is considered inactive, an equity security (such as some ADRs owned by the International Fund) owned by the Funds will be valued by the pricing service at an evaluated bid, with inputs such as the underlying securities price, the exchange rate for the currency and the ADR factor. When this happens, the security will generally be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, U.S. Government securities and U.S. government agency securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Timothy Plan Money Market Fund uses the amortized cost method to compute its NAV. This means that securities purchased by the Fund are not marked to market. Instead, any premium paid or discount realized will be amortized or accrued over the life of the security and credited/debited daily against the total assets of the Fund. This also means that, under most circumstances, the Money Market Fund will not sell securities prior to maturity date except to satisfy redemption requests.

The Board has delegated to the Adviser and/or Sub-Advisers responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser or Sub-Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Board has adopted written policies and procedures to guide the Adviser and Sub-Advisers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s assets as of December 31, 2010:

Aggressive Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$16,217,619	$-	$-	$16,217,619
American Depositary Receipts *	$547,153	$-	$-	$547,153
Money Market Funds	$2,139,263	$-	$-	$2,139,263
Total	$18,904,035	$-	$-	$18,904,035
*Refer to the Schedule of Investments for industry classifications.

International Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$2,645,265	$-	$-	$2,645,265
American Depositary Receipts *	$16,922,244	$20,863,578	$-	$37,785,822
Money Market Funds	$2,058,290	$-	$-	$2,058,290
Total	$21,625,799	$20,863,578	$-	$42,489,377
*Refer to the Schedule of Investments for industry classifications.

Notes to the Schedule of Investments
December 31, 2010 – (Unaudited)

Timothy Plan Family of Funds

Large/Mid Cap Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$42,461,490	$-	$-	$42,461,490
American Depositary Receipts *	$1,589,702	$-	$-	$1,589,702
Money Market Funds	$2,273,200	$-	$-	$2,273,200
Total	$46,324,392	$-	$-	$46,324,392
*Refer to the Schedule of Investments for industry classifications.

Small Cap Value Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$48,935,642	$-	$-	$48,935,642
REITs	$3,389,639	$-	$-	$3,389,639
Money Market Funds	$2,719,152	$-	$-	$2,719,152
Total	$55,044,433	$-	$-	$55,044,433
*Refer to the Schedule of Investments for industry classifications.

Large/Mid Cap Value Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$92,160,668	$-	$-	$92,160,668
Master Limited Partnerships	$2,120,613	$-	$-	$2,120,613
REITs	$4,632,134	$-	$-	$4,632,134
Money Market Funds	$4,002,555	$-	$-	$4,002,555
Total	$102,915,970	$-	$-	$102,915,970
*Refer to the Schedule of Investments for industry classifications.

Fixed Income Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Asset-Backed Securities	$-	$299,720	$-	$299,720
Corporate Bonds	$-	$18,053,273	$-	$18,053,273
U.S. Government Agencies	$-	$8,522,746	$-	$8,522,746
U.S. Treasury TIPS	$-	$4,686,809	$-	$4,686,809
Mortgaged-Backed Securities	$-	$20,143,516	$-	$20,143,516
U.S. Government Treasuries	$-	$12,669,652	$-	$12,669,652
Money Market Funds	$1,594,526	$-	$-	$1,594,526
Total	$1,594,526	$64,375,716	$-	$65,970,242

High Yield Bond Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Convertible Corporate Bonds	$-	$458,125	$-	$458,125
Corporate Bonds	$-	$14,379,325	$-	$14,379,325
144A Securities	$-	$7,596,227	$-	$7,596,227
Money Market Funds	$2,225,439	$-	$-	$2,225,439
Total	$2,225,439	$22,433,677	$-	$24,659,116

Notes to the Schedule of Investments
December 31, 2010 – (Unaudited)

Timothy Plan Family of Funds

Defensive Strategies Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
REITs	$6,687,903	$-	$-	$6,687,903
Exchange-Traded Funds	$11,033,718	$-	$-	$11,033,718
U.S. Treasury TIPS	$-	$13,464,030	$-	$13,464,030
Money Market Funds	$2,568,108	$-	$-	$2,568,108
Total	$20,289,729	$13,464,030	$-	$33,753,759
*Refer to the Schedule of Investments for industry classifications.

Money Market Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Asset-Backed Securities	$-	$466,783	$-	$466,783
U.S. Government Treasuries	$-	$10,499,495		$10,499,495
Money Market Funds	$1,439,144	$-	$-	$1,439,144
Total	$1,439,144	$10,966,278	$-	$12,405,422

Strategic Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Mutual Funds	$48,420,669	$-	$-	$48,420,669
Total	$48,420,669	$-	$-	$48,420,669

Conservative Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Mutual Funds	$48,500,538	$-	$-	$48,500,538
Total	$48,500,538	$-	$-	$48,500,538

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer

Date:	2/8/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date:	2/8/11